Other liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities [Abstract]
Deferred sales	$ 30,727	$ 29,148
Derivatives	61,387	23,414
Accrued pension and post-retirement benefit liability	68,255	74,804
Other	61,265	53,107
Total other liabilities	221,634	180,473
Less current portion	(79,573)	(54,370)
Net	$ 142,061	$ 126,103